GEOGRAPHIC INFORMATION (Details)	12 Months Ended
Dec. 31, 2023 segment
GEOGRAPHIC INFORMATION
Reportable segment	1
Geographic Concentration Risk | Sales Revenue | United States
GEOGRAPHIC INFORMATION
Revenue percentage	46.00%